Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Total	¥ 2,074,260	¥ 1,975,277
Less: Accumulated depreciation	(768,467)	(645,525)
Net book value	1,305,793	1,329,752		$ 187,178
Depreciation expenses	176,800	190,600	¥ 211,200
Buildings
Property, Plant and Equipment [Line Items]
Total	1,172,239	1,172,239
Computers and equipment
Property, Plant and Equipment [Line Items]
Total	659,382	571,654
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	151,760	155,801
Software
Property, Plant and Equipment [Line Items]
Total	63,460	49,146
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	21,369	21,054
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	¥ 6,050	¥ 5,383